Loans and Allowance for Credit Losses (Ages of Past Due Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 472,291	¥ 439,926
Loans, current		117,753,634	122,424,172
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	118,225,925	122,864,098
Loans, greater than 90 days past due and accruing		40,608	47,450
1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		241,612	233,327
Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		230,679	206,599
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		31,878	36,253
Loans, current		51,999,461	57,509,659
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	52,031,339	57,545,912
Loans, greater than 90 days past due and accruing		5,817	6,374
Commercial [Member] | Domestic [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		12,410	13,948
Commercial [Member] | Domestic [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		19,468	22,305
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,098	4,879
Loans, current		11,765,609	12,099,459
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	11,768,707	12,104,338
Loans, greater than 90 days past due and accruing		20	27
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,427	670
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,671	4,209
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		516	870
Loans, current		818,168	911,687
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	818,684	912,557
Commercial [Member] | Domestic [Member] | Construction [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		281	443
Commercial [Member] | Domestic [Member] | Construction [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		235	427
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		7,713	9,021
Loans, current		11,525,091	11,052,667
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	11,532,804	11,061,688
Loans, greater than 90 days past due and accruing		1,542	1,856
Commercial [Member] | Domestic [Member] | Real Estate [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,655	3,260
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,058	5,761
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4,519	3,169
Loans, current		2,531,022	2,486,563
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	2,535,541	2,489,732
Loans, greater than 90 days past due and accruing		4	106
Commercial [Member] | Domestic [Member] | Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,294	2,085
Commercial [Member] | Domestic [Member] | Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,225	1,084
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,815	5,661
Loans, current		7,960,865	7,876,319
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	7,964,680	7,881,980
Loans, greater than 90 days past due and accruing		149	147
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,932	2,436
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,883	3,225
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		24	36
Loans, current		5,222,983	5,146,786
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	5,223,007	5,146,822
Loans, greater than 90 days past due and accruing			2
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		21	36
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		799	1,497
Loans, current		1,633,418	1,502,540
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,634,217	1,504,037
Loans, greater than 90 days past due and accruing			73
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		583	1,062
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		216	435
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		436	304
Loans, current		8,859,289	14,736,541
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	8,859,725	14,736,845
Commercial [Member] | Domestic [Member] | Other Industries [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		337	187
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		99	117
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		10,958	10,816
Loans, current		1,683,016	1,697,097
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,693,974	1,707,913
Loans, greater than 90 days past due and accruing		4,102	4,163
Commercial [Member] | Domestic [Member] | Consumer [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,898	3,805
Commercial [Member] | Domestic [Member] | Consumer [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		7,060	7,011
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		55,373	41,173
Loans, current		37,239,855	36,459,066
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	37,295,228	36,500,239
Loans, greater than 90 days past due and accruing		2,244
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,268	17,685
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		50,105	23,488
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		120,562	129,692
Loans, current		14,202,076	14,095,995
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	14,322,638	14,225,687
Loans, greater than 90 days past due and accruing		31,382	40,835
Residential [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		78,227	79,243
Residential [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		42,335	50,449
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		48,788	49,836
Loans, current		533,484	532,601
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	582,272	582,437
Card [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		17,490	18,181
Card [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		31,298	31,655
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		39,374	25,810
Loans, current		8,998,049	9,331,855
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	9,037,423	9,357,665
Loans, greater than 90 days past due and accruing		1,165	241
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality		438	732
MUAH [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		25,162	17,247
MUAH [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		14,212	8,563
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		176,316	157,162
Loans, current		4,780,709	4,494,996
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	4,957,025	4,652,158
Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		103,055	87,023
Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 73,261	¥ 70,139

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	Total loans of MUAH do not include ¥732 million and ¥438 million of FDIC covered loans at March 31, 2016 and 2017, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.